OTHER RECEIVABLES (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ForeignCurrencyLineItems [Line Items]
Withholding social insurance | ¥			¥ 6	¥ 6
Advance to a third party | ¥				493
Input VAT | ¥			597	597
Staff advances | ¥			13
Deposit | ¥			20	21
Receivables in relation to the disposal of Double Grow | ¥	[1]			9,377
Total other receivables | ¥			¥ 636	¥ 10,494
USD [Member]
ForeignCurrencyLineItems [Line Items]
Withholding social insurance | $		$ 1
Advance to a third party | $
Input VAT | $		86
Staff advances | $		2
Deposit | $		3
Receivables in relation to the disposal of Double Grow | $	[1]
Total other receivables | $		$ 92

[1]	The amount represented receivables due from Shanghai Kangzheng Investment Management Co., Ltd. amounting to CNY9.38 million in relation to the disposal of Double Grow on December 29, 2017 as disclosed in Note 3, and the amount was received on January 26, 2019.